Note 17 - Financial Instruments with Off-Balance Sheet Risk (Details) - Aggregrate Contractual Obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Aggregrate Contractual Obligations [Abstract]
Total	$ 7,265
Less than 1 Year	802
1-3 Years	1,557
4-5 Years	1,360
After 5 Years	$ 3,546